CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	Dec. 31, 2019 USD ($)
Revolving Credit Facility [Member]
Cash Flows from Financing Activities
Maximum borrowing capacity	$ 500